SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Fair value
Goodwill	¥ 0	$ 0	¥ 4	¥ 0
Property and equipment, impairment loss	56		52
Operating lease right-of-use assets, impairment loss	33		228
Intangible assets, impairment loss	¥ 391		¥ 166
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net
Long-term investment, impairment loss	¥ 30		¥ 66
Assets held for sale, impairment loss	27		0
Short term investments
Equity securities with readily determinable fair values	81		231
Long term investments
Available-for-sale debt securities	230		281
Convertible Debt
Fair value
Carrying amounts of convertible senior notes	3,594		3,537	3,463
Fair value of convertible senior notes	3,815		3,768	¥ 4,283
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Short term investments
Equity securities with readily determinable fair values	81		231
Long term investments
Employee benefit plan assets	5		17
Recurring basis | Significant Unobservable Inputs (Level 3)
Long term investments
Available-for-sale debt securities	230		281
Non-recurring basis
Fair value
Property and equipment	23		70
Operating lease right-of-use assets	21		309
Intangible assets	2,102		236
Long-term investments	11		113
Assets held for sale	1,795
Non-recurring basis | Significant Other Observable Inputs (Level 2)
Fair value
Property and equipment	23
Operating lease right-of-use assets	21
Intangible assets	2,102
Long-term investments	11
Assets held for sale	¥ 1,795
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Property and equipment			70
Operating lease right-of-use assets			309
Intangible assets			236
Long-term investments			¥ 113
Revenue growth rate | Minimum
Fair value
Measurement input				0.01
Revenue growth rate | Maximum
Fair value
Measurement input				0.05
Royalty saving rate | Minimum
Fair value
Measurement input			0.015
Royalty saving rate | Maximum
Fair value
Measurement input			0.03
Discount rate | Minimum
Fair value
Measurement input	0.0864
Discount rate | Maximum
Fair value
Measurement input	0.15